Bright Rock Quality Large Cap Fund (Prospectus Summary) | Bright Rock Quality Large Cap Fund
Bright Rock Quality Large Cap Fund
Investment Objective
The investment objective of the Bright Rock Quality Large Cap Fund (the "Fund") is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bright Rock Quality Large Cap Fund		Institutional Class Shares	Investor Class Shares
Management Fees		0.65%	0.65%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.41%	0.43%
Total Annual Fund Operating Expenses	[1]	1.06%	1.33%
[1]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Bright Rock Capital Management, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.25% and 1.50% of the Fund's average net assets for Institutional Class shares and Investor Class shares, respectively, through June 28, 2013. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fees waived and/or expense payments made in the prior three fiscal years, subject to the expense cap.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through June 28, 2013.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Bright Rock Quality Large Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class Shares	108	337	585	1,294
Investor Class Shares	135	421	729	1,601

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58.40% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with large-sized market capitalizations ("large-cap companies"). The Fund defines large-cap companies as those companies with market capitalizations within the range of companies in the Russell 1000® Index at the time of investment. As of May 31, 2012, the market capitalization range of companies in the Russell 1000® Index was between $390 million and $535 billion.

The Fund seeks to achieve its investment objective by investing primarily in common stocks of large-cap U.S. companies. Equity securities in which the Fund may invest also include preferred stocks, convertible debt securities, and other investment companies and exchange-traded funds ("ETFs") that invest in equity securities of large-cap companies. In addition to U.S. companies, the Fund may invest up to 25%
of its net assets in securities of foreign large-cap companies that are traded in the U.S., including companies located in emerging markets, as well as American depositary receipts ("ADRs"). To a limited extent, the Fund may sell securities short and may use derivative instruments, including options and futures contracts.
The Fund may also engage in securities lending to earn income.

In selecting investments for the Fund, the Adviser seeks to identify high quality businesses by applying its disciplined, bottom-up fundamental research process, which takes into account a company's history of earnings stability and growth;
proprietary products, processes and/or services; leadership or competitive positions in the market or industry; balance sheet strength; and experience of management teams. The Fund will invest in both growth and value stocks, and will maintain exposure across a variety of industry sectors. The Adviser utilizes a proprietary quality screening methodology to determine companies that meets the
Adviser's criteria for inclusion in the quality universe. The Adviser may sell an investment in the Fund's portfolio when the investment no longer meets the
Adviser's criteria for investments in high quality businesses or when a more attractive investment opportunity arises.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

·  Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

·  General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

·  Equity Market Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

·  Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

·  Convertible Securities Risk. A convertible security is a fixed-income security
   (a debt instrument or a preferred stock) which may be converted at a stated
   price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

·  Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

·  Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

·  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Shares of Other Investment Companies Risk. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses. As a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

·  Exchange-Traded Funds Risk. There are risks relating to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF's shares may trade at a discount to their net asset value ("NAV") or that an active trading market for an ETF's shares may not develop or be maintained.

·  Foreign Securities Risk. The risks of investments in securities of foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

·  Emerging Markets Risk. The risk that countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·  Short Sale Risk. Short sale strategies are riskier than long investment strategies. Short selling of securities may result in the Fund's investment performance suffering if it is required to close out a short position earlier than it had intended.

·  Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

·  Securities Lending Risk. The Fund may lend its portfolio securities to brokers, dealers and financial institutions under agreements which require that the loans be secured continuously by collateral, typically cash, which the Fund will invest during the term of the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of potential default or insolvency of the borrower. In either of these cases, the
   Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund also bears the risk that the value of investments made with collateral posted for the loan may decline.

·  Not a Bank Deposit. Investments by any investors in the Fund are not bank deposits, are not guaranteed by any bank, and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at http://www.brightrockfunds.com/literature.html or by calling the Fund at 1-866-273-7223 (toll free).
Calendar Year Total Return as of December 31	[1]

The Fund's calendar year-to-date return as of March 31, 2012 was 11.65%. During the period of time shown in the bar chart, the Fund's highest quarterly return was 14.56%
for the quarter ended December 31, 2011, and the lowest quarterly return was -14.49%
for the quarter ended September 30, 2011.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns Bright Rock Quality Large Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Return Before Taxes	2.02%	10.09%	May 26, 2010
Institutional Class Shares After Taxes on Distributions	Return After Taxes on Distributions	1.28%	9.46%	May 26, 2010
Institutional Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.83%	8.43%	May 26, 2010
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	13.07%	May 26, 2010

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). In certain cases, the figure representing
"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

[1]	Because the Investor Class shares commenced operation on January 17, 2012, the returns shown in the bar chart are for Institutional Class shares of the Fund. Investor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses including sales charges (load) applicable to Investor Class shares. Institutional Class shares do not have a sales charge (load) or 12b-1 fee.